Segment Information - Summary of Operating Results of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [abstract]
Acquired deferred revenue	$ 4	$ 0	$ 13	$ 0